Derivative Liabilities (Details 2) (USD $)	6 Months Ended
Jun. 30, 2013
Summary of changes in fair value of Level 3 financial liabilities
Beginning balance	$ 0
Initial valuation of derivative financial instruments	299,044
Net unrealized (gain) loss on derivative financial instruments	18,570
Ending balance	$ 317,614